UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

Dryden High Yield Fund, Inc.

Schedule of Investments

as of September 30, 2006 (Unaudited)

Description	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 95.3%

ASSET BACKED SECURITIES 1.2%

Centurion CDO Vll Ltd., Ser. 2004 -7A, Cl. D1, 144A (cost $5,000,000; purchased 4/14/04)	Ba2	12.09%		1/30/16	5,000	(b)(k)	5,404,841
CSAM Funding Corp. 1, Sub. Notes, Cl. D-2, 144A	Ba2	11.835	(j)	3/29/16	7,000	(k)	7,035,000
Landmark IV CDO Ltd. (cost $3,500,000; purchased 9/23/04-6/15/05)	Ba2	11.54	(j)	12/15/16	3,500	(b)(k)	3,680,600
Liberty Square Ltd., Ser. 2001-2A, Cl. D, 144A	Ba3	11.92	(j)	6/15/13	3,435	(k)	1,820,746

Total asset backed securities							17,941,187

CORPORATE BONDS 89.9%

Aerospace/Defense 2.2%

BE Aerospace, Inc., Sr. Sub. Notes, Ser. B	B3	8.875		5/1/11	4,780	(f)	4,971,200
DRS Technologies Inc., Gtd. Notes	B3	7.625		2/1/18	4,855	(f)	4,927,825
Esterline Technologies Corp., Sr. Sub. Notes	Ba3	7.75		6/15/13	2,650		2,676,500
K&F Acquisition, Inc., Sr. Sub. Notes	Caa1	7.75		11/15/14	3,325		3,333,313
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625		6/15/12	7,825		8,059,749
Moog, Inc.	Ba3	6.25		1/15/15	2,000		1,910,000
Sequa Corp.	B2	9.00		8/1/09	375		397,969
Sequa Corp., Sr. Notes, Ser. B	B2	8.875		4/1/08	3,775		3,926,000
Standard Aero Holdings, Inc.	Caa1	8.25		9/1/14	2,740	(f)	2,644,100

							32,846,656

Airlines 0.8%

American Airlines, Inc., Certs., Ser. 91-A2	B3	10.18		1/2/13	2,000		1,965,000
AMR Corp., Notes	CCC+(a)	10.40		3/10/11	4,450		4,249,750
Calair Capital LLC, Gtd. Sr. Notes	Caa1	8.125		4/1/08	2,980		2,931,575
Continental Airlines, Inc., Certs., Ser. 981B	Ba2	6.748		9/15/18	3,448		3,362,266

							12,508,591

Automotive 6.4%

ArvinMeritor, Inc., Notes	Ba3	8.75		3/1/12	1,180	(f)	1,129,850
Ford Motor Credit Co.,
Notes	B1	7.875		6/15/10	25,030	(f)	24,376,165
Sr. Notes	B1	9.875		8/10/11	5,300		5,484,504
General Motors Acceptance Corp., Notes	Caa1	6.85		10/15/08	3,865	(f)	3,758,713

Notes	Caa1	7.20		1/15/11	9,900		9,120,375
Notes	Ba1	6.875		9/15/11	10,800	(f)	10,742,782
Notes	Ba1	6.875		8/28/12	14,730		14,579,783
Notes	Ba1	6.75		12/1/14	7,070	(f)	6,902,123
Lear Corp., Gtd. Notes, Ser. B	B3	8.11		5/15/09	5,135	(f)	4,955,275
TRW Automotive,
Sr. Notes	Ba3	9.375		2/15/13	5,737		6,109,905
Sr. Sub. Notes	B1	11.00		2/15/13	425	(f)	463,250
Visteon Corp.,
Notes	Caa1	7.00		3/10/14	2,080	(f)	1,861,600
Sr. Notes	Caa1	8.25		8/1/10	6,385	(f)	6,225,375

							95,709,700

Banking 0.6%

Halyk Savings Bank of Kazahstan, Notes, 144A (Kazakhstan) (cost $1,647,775; purchased 10/22/04)	Baa1	8.125		10/7/09	1,620	(b)(i)	1,680,750
Kazkommerts Int’l. BV, (Netherlands),
Gtd. Notes, 144A	Baa1	7.00		11/3/09	2,210	(i)	2,218,288
Gtd. Notes, 144A	Baa1	8.50		4/16/13	4,435	(i)	4,667,837

							8,566,875

Building Materials & Construction 1.1%

D.R. Horton, Inc., Sr. Gtd. Notes	Baa3	8.00		2/1/09	325		340,096
Goodman Global Holdings, Inc., Sr. Notes	B1	8.329	(j)	6/15/12	2,212		2,242,415
K Hovnanian Enterprises, Inc., Gtd. Sr. Notes	Ba1	6.25		1/15/15	2,380		2,109,275
KB Home, Sr. Sub. Notes	Ba2	8.625		12/15/08	6,075		6,226,085
Nortek, Inc., Sr. Sub. Notes	B3	8.50		9/1/14	5,040		4,762,800

							15,680,671

Cable 4.3%

Cablevision Systems Corp., Sr. Notes, Ser. B	B3	8.00		4/15/12	850	(f)	860,625
Callahan Nordrhein Westfalen (Germany),
Sr. Disc. Notes, zero coupon (until 7/15/05)	NR	16.00	(l)	7/15/10	15,000	(e)(i)(k)	150
Sr. Notes	NR	Zero		7/15/10	6,900	(e)(i)(k)	69
Charter Communications Holding LLC,
Sr. Notes	Caa3	11.125		1/15/14	4,434		3,114,885
Sr. Notes	Caa3	13.50		1/15/14	2,000		1,535,000
Sr. Notes	Caa3	10.00		5/15/14	983	(f)	670,898
Sr. Notes, zero coupon (until 5/15/06)	Caa3	11.75	(l)	5/15/14	3,000		2,137,500
Sr. Notes	NR	11.00		10/1/15	125		112,694
Sr. Notes	Caa2	11.00		10/1/15	11,717	(f)	10,662,469
Charter Communications Holdings II,
Gtd. Notes	NR	10.25		10/1/13	2,407		2,449,585
Sr. Notes, Series B	Caa2	10.25		9/15/10	675	(f)	685,125
Sr. Notes	Caa2	10.25		9/15/10	3,000		3,060,000
Charter Communications Holding Bank Loan	B2	8.124		4/28/13	7,500	(k)	7,529,625
Charter Communications Operating LLC, Sr. Notes, 144A	B3	8.375		4/30/14	3,250		3,302,813
CSC Holdings Inc.,
Deb.	B2	7.875		2/15/18	725		752,188
Deb.	B2	7.625		7/15/18	3,360		3,439,800
Sr. Notes	B2	7.875		12/15/07	4,500		4,567,500

Sr. Notes, Ser. B	B2	8.125		7/15/09	7,175	(f)	7,426,124
Sr. Notes, Ser. B	B2	7.625		4/1/11	1,450		1,488,063
Mediacom Broadband LLC, Series 144A	B3	8.50		10/15/15	1,750		1,739,063
Mediacom LLC	B3	9.50		1/15/13	800		818,000
Rogers Cable, Inc., Sr. Sec’d. Notes	Ba2	6.75		3/15/15	2,525	(f)	2,550,250
Videotron Ltee,
Gtd. Notes	Ba2	6.875		1/15/14	1,570		1,546,450
Sr. Notes	Ba2	6.375		12/15/15	3,525		3,339,938

							63,788,814

Capital Goods 5.0%

Allied Waste North America, Inc.,
Gtd. Notes, Ser. B	B2	8.50		12/1/08	4,785	(f)	5,012,288
Sr. Notes	B2	7.25		3/15/15	1,395	(f)	1,384,538
Sr. Notes, Ser. B	B2	5.75		2/15/11	4,320	(f)	4,141,800
Sr. Notes, Ser. B	B2	9.25		9/1/12	5,127	(f)	5,466,664
Aramark Services, Inc.	B2	5.00		6/1/12	3,075		2,516,276
Ashtead Capital, Inc., Series 144A	B3	9.00		8/15/16	2,985	(f)	3,104,400
Blount, Inc., Sr. Sub. Notes	B2	8.875		8/1/12	7,700		7,680,749
Case New Holland, Inc., Sr. Notes	Ba3	9.25		8/1/11	2,365		2,506,900
Columbus Mckinnon Corp., Sr. Sub. Notes	B2	8.875		11/1/13	3,245		3,318,013
Hertz Corp., Sr. Notes, 144A	B1	8.875		1/1/14	8,555		8,961,362
Holt Group, Inc., Sr. Notes	NR	Zero		1/15/06	8,120	(e)(k)	81
Invensys PLC (United Kingdom), Sr. Notes, 144A	B2	9.875		3/15/11	1,095	(i)	1,182,600
Johnson Diversey Holding, Inc.,
Sr. Disc. Notes	Caa1	Zero		5/15/13	2,495	(f)	2,158,175
Sr. Sub. Notes, Ser. B	B3	9.625		5/15/12	1,450	(f)	1,457,250
Manitowoc Co., Inc., Gtd. Notes	B2	10.50		8/1/12	6,216		6,682,200
RBS Global & Rexnord Corp., 144A	B3	9.50		8/1/14	2,600	(f)	2,639,000
Stena AB, (Sweden),
Sr. Notes	Ba3	9.625		12/1/12	3,225	(i)	3,466,875
Sr. Notes	Ba3	7.50		11/1/13	4,900	(f)(i)	4,814,250
Terex Corp., Sr. Sub. Notes	B1	9.25		7/15/11	1,845		1,944,169
TRISM, Inc., Sr. Sub. Notes	NR	Zero		2/15/05	435	(d)(e)(k)	4
United Rentals North America, Inc., Sr. Notes	B1	6.50		2/15/12	6,750		6,513,750

							74,951,344

Chemicals 4.6%

BCI US Finance Corp., Sec’d. Notes, 144A	B3	11.007	(j)	7/15/10	3,020		3,080,400
Equistar Chemicals Funding LP,
Gtd. Notes	B1	10.125		9/1/08	3,565		3,774,444
Sr. Notes	B1	10.625		5/1/11	3,030		3,249,675
Huntsman Co. LLC, Gtd. Notes	Ba3	11.625		10/15/10	3,000	(f)	3,315,000
Huntsman International LLC,
Gtd. Notes	B2	9.875		3/1/09	4,096		4,270,080
Sr. Sub. Notes	B3	10.125		7/1/09	1,238		1,256,570
Huntsman LLC, Gtd. Notes	B2	11.50		7/15/12	660		750,750
IMC Global, Inc.,
Gtd. Notes	Ba3	11.25		6/1/11	1,600		1,690,000
Gtd. Notes, Ser. B	Ba3	11.25		6/1/11	6,300		6,654,374
Sr. Notes, Ser. B	Ba3	10.875		6/1/08	3,618		3,857,693
Ineos Group Holdings, Inc., Notes, 144A	B2	8.50		2/15/16	1,350	(f)	1,285,875

Koppers, Inc., Gtd. Notes	B2	9.875	10/15/13	5,979		6,472,268
Lyondell Chemical Co.,
Gtd. Notes	Ba2	10.50	6/1/13	4,110		4,521,000
Sr. Sec’d. Notes	Ba2	9.50	12/15/08	1,607		1,653,201
Sr. Sec’d. Notes	Ba2	9.50	12/15/08	1,680		1,728,300
Nalco Co.,
Sr. Notes	B1	7.75	11/15/11	4,695		4,788,900
Sr. Sub. Notes	B3	8.875	11/15/13	3,275	(f)	3,414,188
OM Group, Inc., Sr. Sub. Notes	B3	9.25	12/15/11	2,320	(f)	2,412,800
Rhodia SA (France),
Sr. Notes	B2	10.25	6/1/10	2,523	(f)(i)	2,825,760
Sr. Sub. Notes	B3	8.875	6/1/11	3,398	(f)(i)	3,508,435
Rockwood Specialties, Inc., Sr. Sub. Notes	B3	10.625	5/15/11	3,254		3,481,780

						67,991,493

Consumer 1.6%

Levi Straus & Co.,
Sr. Notes	B3	8.875	4/1/16	2,100		2,089,500
Sr. Unsub. Notes	B3	10.258	4/1/12	925	(f)	952,750
Sr. Notes	B3	12.25	12/15/12	2,230		2,486,450
Playtex Products Inc.	Caa1	9.375	6/1/11	5,675	(f)	5,930,375
Service Corp. Int’l.,
Notes	B1	6.50	3/15/08	4,385		4,385,000
Sr. Notes, 144A	B1	8.00	6/15/17	2,000		1,915,000
Simmons Bedding Co., Sr. Sub. Notes	B3	7.875	1/15/14	3,200	(f)	3,104,000
TDS Investor Corp., 144A	Caa1	11.875	9/1/16	3,425	(f)	3,288,000

						24,151,075

Electric 7.3%

AES Corp.,
Sec’d. Notes, 144A	Ba3	8.75	5/15/13	935		1,002,788
Sr. Notes	B1	9.50	6/1/09	6,635	(f)	7,082,862
Sr. Notes	B1	9.375	9/15/10	9,450		10,205,999
AES Eastern Energy LP, Certs., Ser. A	Ba1	9.00	1/2/17	5,675		6,242,467
Aquila, Inc., Sr. Notes	B2	9.95	2/1/11	170		186,466
CMS Energy Corp.,
Sr. Notes	Ba3	9.875	10/15/07	1,250		1,298,438
Sr. Notes	Ba3	7.50	1/15/09	3,385		3,486,550
Sr. Notes	Ba3	8.50	4/15/11	4,060	(f)	4,384,800
Dynegy Holdings, Inc.	B2	8.375	5/1/16	5,640		5,738,700
Dynegy Holdings, Inc., Sr. Notes	B2	6.875	4/1/11	1,895	(f)	1,845,256
Edison Mission Energy, Sr. Notes, 144A	B1	7.73	6/15/09	8,510	(f)	8,744,024
Empresa Nacional de Electricidad SA (Chile), Notes	Ba1	8.625	8/1/15	5,650	(i)	6,543,480
Homer City Funding LLC, Gtd. Notes	Ba2	8.137	10/1/19	1,840		1,945,800
Midwest Generation LLC, Certs.,
Ser. A	Ba2	8.30	7/2/09	4,815	(k)	4,911,266
Ser. B	Ba2	8.56	1/2/16	697		740,624
Sec’d. Notes	Ba2	8.75	5/1/34	3,025		3,229,188
Mirant Americas Generation, Sr. Note	Caa1	8.30	5/1/11	1,725		1,727,156
Mirant Corp., Sr. Notes, 144A	NR	Zero	7/15/49	2,600	(k)	26,000
Mirant North America LLC, Series WI	B2	7.375	12/31/13	2,375		2,377,969
Mission Energy Holding Co., Sec’d. Notes	B2	13.50	7/15/08	2,890		3,225,963

Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser. A	Ba1	8.25	6/1/11	2,465		2,713,738
NRG Energy, Inc., Sr. Notes	B1	7.375	2/1/16	10,050		9,987,187
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/1/10	6,235		7,061,137
Reliant Energy Mid-Atlantic, Inc., Certs., Ser. C	Ba2	9.681	7/2/26	3,600		4,230,000
Reliant Resources, Inc., Sec’d. Notes	B2	9.50	7/15/13	205		212,688
Sierra Pacific Power Co.,
Ser. A	Ba1	8.00	6/1/08	325		336,205
Sr. Notes	B1	8.625	3/15/14	2,165	(f)	2,337,587
Teco Energy, Inc., Sr. Notes	Ba2	7.50	6/15/10	1,000		1,050,000
TXU Corp.,
Sr. Notes	Ba1	5.55	11/15/14	1,100	(f)	1,039,256
Sr. Notes	Ba1	6.50	11/15/24	2,800		2,652,849
Utilicorp Finance Corp., Sr. Notes (Canada)	B2	7.75	6/15/11	2,375	(f)(i)	2,493,750
York Power Funding (Cayman Islands), Sr. Sec’d. Notes, 144A (cost $1,963,363; purchased 7/31/98)	D(a)	Zero	10/30/07	1,963	(b)(e)(i)(k)	221,467

						109,281,660

Energy - Integrated 0.1%

TNK-BP Finance, 144A	Baa2	7.50	7/18/16	2,000		2,089,432

Energy - Other 4.4%

Chesapeake Energy Corp.,
Sr. Notes	Ba2	7.00	8/15/14	2,650	(f)	2,620,188
Sr. Notes	Ba2	6.375	6/15/15	3,900		3,724,500
Sr. Notes	Ba2	6.875	1/15/16	4,925		4,814,188
Sr. Notes	Ba2	6.50	8/15/17	4,375		4,101,563
Sr. Notes	Ba2	6.25	1/15/18	684	(f)	634,410
Compton Petroleum Corp.	B2	7.625	12/1/13	2,100		2,026,500
Encore Acquisition Co.,
Sr. Sub. Notes	B1	6.25	4/15/14	2,810		2,627,350
Sr. Notes	B1	6.00	7/15/15	300		274,500
Forest Oil Corp., Sr. Notes	B1	8.00	6/15/08	1,260		1,293,075
Hanover Equipment Trust, Sec’d. Notes, Ser. B	Ba3	8.75	9/1/11	6,990	(f)	7,269,599
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	6/15/13	2,350		2,279,500
Kerr-McGee Corp.	Ba2	6.95	7/1/24	4,325		4,633,719
Magnum Hunter Resources, Inc., Sr. Notes	B1	9.60	3/15/12	460		486,450
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	9/1/14	4,560	(f)	4,463,100
Sr. Sub. Notes	Ba3	6.625	4/15/16	5,000		4,862,500
Parker Drilling Co., Sr. Notes	B2	9.625	10/1/13	3,900		4,251,000
Petrohawk Energy Corp., 144A	B3	9.125	7/15/13	3,325		3,341,625
Pioneer Natural Resource Co.,
Sr. Notes	Ba1	5.875	7/15/16	2,075		1,943,047
Sr. Notes	Ba1	6.875	5/1/18	1,800		1,798,729
Plains E & P Co.	Ba2	7.125	6/15/14	1,250		1,306,250
Pogo Producing Co.,
Sr. Sub. Notes, 144A	B1	7.875	5/1/13	1,000	(f)	1,018,750
Sr. Sub. Notes	B1	6.875	10/1/17	2,675		2,551,281
Pride International, Inc., Sr. Notes	Ba2	7.375	7/15/14	2,000		2,060,000
Tesoro Corp.,
Sr. Notes, 144A	Ba1	6.25	11/1/12	875		843,281
Sr. Notes, 144A	Ba1	6.625	11/1/15	550		529,375

						65,754,480

Foods 2.8%

Agrilink Foods, Inc., Sr. Sub. Notes	B3	11.875	11/1/08	1,558		1,559,948
Ahold Finance USA, Inc.	Ba1	6.875	5/1/29	1,375		1,271,875
Ahold Finance USA, Inc. (Netherlands), Notes	Ba1	8.25	7/15/10	1,840	(i)	1,968,800
Alberton’s, Inc.,
Debs.	B1	7.45	8/1/29	2,850		2,639,841
Debs.	B1	8.70	5/1/30	1,850		1,865,349
Sr. Notes	B1	7.50	2/15/11	1,725		1,757,449
Carrols Corp., Gtd. Notes	Caa1	9.00	1/15/13	425		433,500
Constellation Brands, Inc.	Ba2	7.25	9/1/16	3,125		3,160,156
Dean Foods Co., Gtd. Notes	Ba2	7.00	6/1/16	2,175		2,175,000
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	1,705		1,788,119
Delhaize America, Inc., Gtd. Notes	Ba1	8.125	4/15/11	4,325		4,641,970
Dole Food, Inc.,
Gtd. Notes	B3	7.25	6/15/10	555		514,763
Sr. Notes	B3	8.625	5/1/09	1,698		1,659,795
Dominos, Inc., Sr. Sub. Notes	B2	8.25	7/1/11	2,127		2,233,350
National Beef Packing Co., Sr. Notes	Caa1	10.50	8/1/11	3,050		3,179,625
Pathmark Stores, Inc., Gtd. Notes	Caa1	8.75	2/1/12	2,910		2,815,425
Pilgrim’s Pride Corp., Gtd. Notes	Ba3	9.625	9/15/11	2,075		2,178,750
Smithfield Foods, Inc.,
Sr. Notes	Ba2	8.00	10/15/09	405		423,225
Sr. Notes	Ba2	7.00	8/1/11	565		569,238
Sr. Notes	Ba2	7.75	5/15/13	2,310	(f)	2,379,300
Stater Brothers Holdings, Inc., Sr. Notes	B1	8.125	6/15/12	1,995	(f)	2,004,975

						41,220,453

Gaming 5.0%

Aztar Corp., Sr. Sub. Notes	Ba3	7.875	6/15/14	5,620		6,055,550
Boyd Gaming Corp.,
Sr. Sub. Notes	Ba3	8.75	4/15/12	2,800	(f)	2,940,000
Sr. Sub. Notes	Ba3	6.75	4/15/14	1,955		1,911,013
CCM Merger, Inc., Notes, 144A	B3	8.00	8/1/13	6,735		6,465,599
Greektown Holdings LLC, Sr. Notes, 144A	B3	10.75	12/1/13	3,715		3,919,325
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B1	9.00	3/15/12	2,010		2,097,938
Mandalay Resort Group,
Sr. Notes	Ba2	9.50	8/1/08	2,050		2,173,000
Sr. Sub. Notes	B1	9.375	2/15/10	450		480,938
MGM Mirage, Inc.,
Gtd. Notes	Ba2	6.875	4/1/16	4,400		4,246,000
Gtd. Notes	B1	9.75	6/1/07	10,300		10,544,624
Gtd. Notes	Ba2	6.00	10/1/09	9,190	(f)	9,075,124
Sr. Notes	Ba2	5.875	2/27/14	1,250		1,157,813
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba2	8.375	7/1/11	400	(k)	416,000
Sr. Sub. Notes	Ba2	8.00	4/1/12	4,510	(f)	4,667,850
Sr. Sub. Notes	Baa2	6.125	2/15/13	1,000		977,500

Station Casinos Inc.,
Sr. Notes	Ba2	6.00		4/1/12	5,405		5,215,825
Sr. Notes	Ba2	7.75		8/15/16	2,075	(f)	2,152,813
Sr. Sub. Notes	Ba3	6.50		2/1/14	805	(f)	753,681
Sr. Sub. Notes	Ba3	6.875		3/1/16	2,825		2,648,438
Sr. Sub. Notes	Ba3	6.625		3/15/18	1,300		1,173,250
Trump Entertainment Resorts, Inc., Sec’d. Notes	Caa1	8.50		6/1/15	4,575	(f)	4,374,844
Wynn Las Vegas LLC	B1	6.625		12/1/14	1,350		1,309,500

							74,756,625

Health Care & Pharmaceutical 6.5%

Accellent Inc., Sr. Notes	Caa1	10.50		12/1/13	14,650		15,235,999
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25		12/15/12	3,250	(f)	3,038,750
Concentra Operating Corp., Gtd. Notes	B3	9.50		8/15/10	4,175		4,342,000
Fresenius Med. Care Capital Trust, Gtd. Notes	B1	7.875		6/15/11	110		112,888
Hanger Orthopedic Group, Inc.	Caa2	10.25		6/1/14	2,700		2,740,500
HCA Inc.,
Deb.	Ba2	7.50		11/15/95	1,500		1,069,896
Notes MTN	Ba2	8.85		1/1/07	4,632		4,657,291
Notes	Ba2	5.50		12/1/09	4,800		4,806,000
Notes MTN	Ba2	8.70		2/10/10	550		551,482
Notes	Ba2	8.75		9/1/10	3,300		3,333,000
Notes MTN	Ba2	9.00		12/15/14	9,000		8,415,225
Notes	Ba2	6.375		1/15/15	2,000		1,615,000
Notes	Ba2	7.69		6/15/25	490		382,509
Iasis Healthcare Capital Corp. LLC, Sr. Sub. Notes	B3	8.75		6/15/14	2,420		2,341,350
Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa2	8.75		2/15/12	3,205	(k)	3,156,925
MedQuest, Inc., Gtd. Notes	Caa1	11.875		8/15/12	735		641,288
Omnicare Inc., Sr. Sub. Notes	Ba2	6.125		6/1/13	650		614,250
Select Medical Corp., Sr. Sub. Notes	B2	7.625		2/1/15	3,875		3,264,688
Senior Housing Trust, Sr. Notes	Ba2	8.625		1/15/12	4,525		4,858,719
Skilled Healthcare Group Inc., Sr. Notes, 144A	Caa1	11.00		1/15/14	10,460		11,192,199
Tenet Healthcare Corp.	Caa1	9.25	(j)	2/1/15	2,320	(f)	2,233,000
Vanguard Health Holdings Co. II LLC, Sr. Sub. Notes	Caa1	9.00		10/1/14	2,744	(f)	2,661,680
Ventas Realty LP,
Sr. Notes	Ba2	8.75		5/1/09	4,000		4,255,000
Sr. Notes	Ba2	9.00		5/1/12	1,880		2,096,200
Sr. Notes	Ba2	6.50		6/1/16	2,000	(f)	1,987,500
Warner Chilcott Corp., Gtd. Notes	Caa1	8.75	(j)	2/1/15	6,260		6,479,100

							96,082,439

Insurance 0.2%

Coventry Health Care, Inc., Sr. Notes	Ba1	8.125		2/15/12	3,225		3,370,125

Lodging & Leisure 2.2%

Felcor Lodging LP,
Gtd. Notes	Ba3	8.50		6/1/11	4,825		5,108,469
Sr. Notes	Ba3	9.570	(j)	6/1/11	1,765		1,795,888
Gaylord Entertainment Co., Sr. Notes	B3	8.00		11/15/13	2,175		2,213,063

Hilton Hotel Corp.,
Notes	Ba2	7.625	12/1/12	1,025		1,090,344
Sr. Notes	Ba2	7.50	12/15/17	450		479,813
Host Marriott LP,
Gtd. Notes	Ba2	6.75	6/1/16	1,875		1,849,219
Gtd. Notes, Ser. 1	Ba2	9.50	1/15/07	5,275		5,321,156
Sr. Notes	Ba2	7.125	11/1/13	5,510	(f)	5,578,874
Sr. Notes, Ser. M	Ba2	7.00	8/15/12	6,500		6,573,124
Royal Caribbean Cruises Ltd. (Liberia),
Sr. Notes	Ba1	8.75	2/2/11	850	(i)	925,918
Sr. Notes	Ba1	6.875	12/1/13	1,580	(i)	1,574,696

						32,510,564

Media & Entertainment 7.9%

AMC Entertainment Inc.,
Sr. Notes	B3	11.00	2/1/16	400		436,000
Sr. Sub. Notes	B3	8.00	3/1/14	4,075	(f)	3,830,500
Cinemark Inc., Sr. Notes	B3	Zero	3/15/14	2,400		1,914,000
Dex Media East LLC, Gtd. Notes	B2	12.125	11/15/12	10,690		11,932,712
Dex Media West LLC, Sr. Sub. Notes	B2	9.875	8/15/13	7,375		7,964,999
Dex Media, Inc., Notes	B3	8.00	11/15/13	2,645		2,625,163
DirecTv Holdings LLC	Ba3	6.375	6/15/15	3,084		2,898,960
Formula One Group Bank Loan	NR	7.13	12/31/07	8,773	(k)	8,773,006
Echostar DBS Corp.,
Gtd. Notes, 144A	Ba3	7.125	2/1/16	5,450		5,266,063
Sr. Notes	Ba3	6.375	10/1/11	1,025		998,094
Sr. Notes	Ba3	6.625	10/1/14	1,600		1,522,000
Gray Television, Inc., Sr. Sub. Notes	B1	9.25	12/15/11	6,395		6,690,768
Intelsat Bermuda Ltd. (Bermuda),
Sr. Notes,	B2	8.25	1/15/13	8,675	(i)	8,783,437
Sr. Notes, 144A	B2	9.25	6/15/16	1,075		1,130,094
Sr. Notes, 144A	Caa1	11.25	6/15/16	6,725		7,145,312
Intrawest Corp. (Canada), Sr. Notes	B1	7.50	10/15/13	3,875	(i)	4,160,781
Medianews Group, Inc.,
Sr. Sub. Notes	B2	6.875	10/1/13	3,825		3,538,125
Sr. Sub. Notes	B2	6.375	4/1/14	3,175		2,801,938
Morris Publishing Group LLC, Sr. Sub. Notes	B1	7.00	8/1/13	1,460		1,379,700
Nielsen Finance LLC., 144A	B3	10.00	8/1/14	2,175	(f)	2,248,406
Primedia, Inc., Sr. Notes	B2	8.875	5/15/11	1,775	(f)	1,735,063
Quebecor Media Inc. (Canada)	B2	7.75	3/15/16	4,820	(i)	4,826,025
Rainbow National Services LLC, Sr. Notes, 144A	B3	10.375	9/1/14	325		367,250
RH Donnelley Corp.,
Sr. Disc. Notes	B3	6.875	1/15/13	3,000		2,737,500
Sr. Notes	B3	8.875	1/15/16	1,315	(f)	1,318,288
RH Donnelley Finance Corp. I, Sr. Sub. Notes, 144A (cost $5,689,500; purchased 11/26/02-5/9/05)	B2	10.875	12/15/12	5,675	(b)	6,242,500
Sinclair Broadcast Group, Inc., Sr. Sub. Notes	Ba3	8.75	12/15/11	3,490	(f)	3,638,325
Six Flags, Inc., Sr. Notes	Caa1	9.625	6/1/14	540	(f)	480,600
Vail Resorts, Inc., Sr. Sub. Notes	B1	6.75	2/15/14	3,150		3,079,125
Vertis, Inc.,
Gtd. Notes, Ser. B	Caa1	10.875	6/15/09	1,090	(f)	1,095,450
Sec’d. Notes	B1	9.75	4/1/09	5,035		5,079,056
Warner Music Group, Inc., Sr. Sub. Notes	B2	7.375	4/15/14	1,175		1,145,625

						117,784,865

Metals 3.9%

AK Steel Corp.,
Gtd. Notes	B2	7.875		2/15/09	535	(f)	532,994
Gtd. Notes	B2	7.75		6/15/12	2,600		2,531,750
Arch Western Finance LLC, Sr. Notes	B1	6.75		7/1/13	4,145		3,979,200
Century Aluminum Co., Sr. Notes	B1	7.50		8/15/14	4,130		4,130,000
Chaparral Steel Co., Sr. Unsec’d. Notes	B2	10.00		7/15/13	4,250		4,738,750
CSN Islands VII Corp. (Cayman Islands), Gtd. Notes, 144A	BB(a)	10.75		9/12/08	1,990	(i)	2,156,663
Gerdau AmeriSteel Corp. (Canada), Sr. Notes	Ba3	10.375		7/15/11	3,500		3,771,250
Indalex Hldg Corp., Sec’d. Notes, 144A	Caa1	11.50		2/1/14	2,450		2,597,000
Ispat Inland ULC (Canada), Sec’d. Notes	Baa3	9.75		4/1/14	2,180	(i)	2,455,225
Jorgensen Earle M. Co., Sec’d. Notes	Ba3	9.75		6/1/12	4,750		5,064,688
Metals USA Inc.,	B3	11.125	(j)	12/1/15	6,200		6,788,999
Novelis, Inc., Sr. Notes, 144A	B3	8.25		2/15/15	5,120		4,864,000
Peabody Energy Corp., Sr. Notes	Ba1	5.875		4/15/16	1,600		1,468,000
PNA Group Inc., 144A (cost $3,000,000; purchased 11/26/02-5/9/05)	B3	10.75		9/1/16	3,000	(b)(k)	3,082,500
Ryerson Tull, Inc., Sr. Notes	B3	8.25		12/15/11	2,495		2,470,050
Southern Copper Corp., Sr. Notes	Baa2	7.50		7/27/35	3,450		3,610,818
United States Steel LLC,
Sr. Notes	Ba1	9.75		5/15/10	1,300	(f)	1,387,750
Sr. Notes, Ser. B	Ba1	10.75		8/1/08	1,700		1,838,125

							57,467,762

Non Captive Finance 0.2%

Residential Capital Corp.	Baa3	6.375		6/30/10	2,170		2,195,558

Packaging 3.1%

Berry Plastics Hldg. Corp.,
Sec’d., 144A	B2	9.265		9/15/14	1,750	(f)	1,758,750
Sec’d., 144A	B2	8.875		9/15/14	3,125		3,140,625
Crown Americas	B1	7.625		11/15/13	5,550		5,619,375
Graham Packaging Co., Inc.
Sr. Notes	Caa1	8.50		10/15/12	2,875	(f)	2,846,250
Sr. Sub. Notes	Caa1	9.875		10/15/14	4,575	(f)	4,494,938
Greif Borthers Corp., Sr. Sub. Notes	Ba3	8.875		8/1/12	10,000		10,449,999
Owens-Brockway Glass Container,
Gtd. Notes	Ba2	7.75		5/15/11	4,160		4,274,400
Sec’d. Notes	Ba2	8.75		11/15/12	9,355		9,869,525
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75		11/15/13	2,717		2,683,038

							45,136,900

Paper 3.3%

Abitibi Consolidated, Inc. (Canada),
Notes	B2	5.25		6/20/08	2,300	(f)(i)	2,208,000
Notes	B2	8.55		8/1/10	4,155	(f)(i)	4,123,838
Notes	B2	7.75		6/15/11	850	(i)	777,750
Notes	B2	6.00		6/20/13	1,435	(f)(i)	1,165,938
Sr. Notes	B2	8.375		4/1/15	495	(f)(i)	450,450
Ainsworth Lumber Co., Ltd. (Canada),
Sr. Notes	B2	9.122	(j)	10/1/10	1,500	(i)	1,237,500
Sr. Notes	B2	6.75		3/15/14	3,675	(i)	2,572,500
Bowater Finance Corp. (Canada), Gtd. Notes	B2	7.95		11/15/11	2,025	(i)	1,933,875
Cascades, Inc. (Canada), Sr. Notes	Ba3	7.25		2/15/13	4,195	(i)	4,090,125
Catalyst Paper Corp.,
Sr. Notes	B2	8.625		6/15/11	5,615		5,516,737
Sr. Notes	B2	7.375		3/1/14	500		460,000
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75		3/15/10	5,000		4,912,499
Domtar Inc., Sr. Notes	B2	7.875		10/15/11	740		736,300
Georgia-Pacific Corp., Deb.	B2	7.375		12/1/25	1,500		1,417,500
Graphic Package Int’l, Inc.,
Sr. Notes	B2	8.50		8/15/11	2,110		2,157,475
Sr. Sub. Notes	B3	9.50		8/15/13	3,375	(f)	3,450,938
Millar Western Forest Products Ltd. (Canada),
Sr. Notes	B2	7.75		11/15/13	3,005	(i)	2,494,150
Norampac, Inc. (Canada), Sr. Notes	B1	6.75		6/1/13	2,750	(i)	2,598,750
Stone Container	B2	7.375		7/15/14	2,175		1,979,250
Stone Container Corp., Sr. Notes	B2	8.375		7/1/12	1,030		988,800
Tembec Industries, Inc. (Canada), Gtd. Notes	Ca	7.75		3/15/12	3,580	(i)	1,807,900
Verso Paper Hldgs LLC.,
Notes, 144A	B2	9.125		8/1/14	1,375		1,383,594
Notes, 144A	B2	9.235		8/1/14	430		434,300

							48,898,169

Pipelines & Others 4.7%

Amerigas Partners LP/Amerigas Eagle Finance Corp., Sr. Notes	B1	7.125		5/20/16	3,550		3,496,750
El Paso Corp., Sr. Notes	B2	7.00		5/15/11	13,210	(f)	13,292,562
El Paso Production Holding Co., Sr. Notes	B1	7.75		6/1/13	6,875		7,029,688
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75		5/1/14	750		733,125
Inergy LP/Inergy Finance Corp., Sr. Notes	B1	8.25		3/1/16	3,750		3,881,250
Pacific Energy Partners LP, Sr. Notes	Ba2	7.125		6/15/14	2,700		2,754,000
Targa Resources Inc., Gtd. Notes, 144A	B3	8.50		11/1/13	1,400		1,396,500
Tennessee Gas Pipeline Co.,
Deb.	Ba1	7.00		3/15/27	4,355		4,373,243
Deb.	Ba1	7.00		10/15/28	3,200		3,187,085
Deb.	Ba1	7.625		4/1/37	8,615		9,102,239
Williams Cos., Inc.,
Notes	Ba2	7.125		9/1/11	10,275	(f)	10,531,874
Notes	Ba2	8.125		3/15/12	4,610		4,921,175
Notes	Ba2	7.875		9/1/21	4,365		4,561,425
Sr. Notes	Ba2	7.625		7/15/19	50		52,000

							69,312,916

Retailers 2.2%

Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00		3/15/14	1,650		1,629,375
Couch-Tard Finance Corp.	Ba2	7.50		12/15/13	1,701		1,726,515
GSC Holdings,
Gtd. Notes	B1	9.3831		10/1/11	3,725		3,874,000
Gtd. Notes	B1	8.00		10/1/12	1,140	(f)	1,174,200
Jean Coutu Group (PJC), Inc.,
Sr. Notes	B3	7.625		8/1/12	275		289,094
Sr. Sub. Notes	Caa2	8.50		8/1/14	3,020	(f)	2,906,750
Neiman Marcus Group, Inc.	B3	10.375		10/15/15	5,665	(f)	6,118,199
Pantry, Inc., Sr. Sub. Notes	B3	7.75		2/15/14	2,825		2,832,063
Rite Aid Corp.,
Sec’d. Notes	B2	8.125		5/1/10	5,720		5,734,300
Sec’d. Notes	B2	7.50		1/15/15	1,775		1,681,813
Sonic Automotive, Inc., Sr. Sub. Notes	B1	8.625		8/15/13	870		876,525
Stripes Acquisition LLC/Susser Finance Corp.,
Sr. Notes, 144A	B3	10.625		12/15/13	4,025	(f)	4,286,625

							33,129,459

Technology 3.5%

Amkor Technology, Inc., Sr. Notes	Caa1	7.125		3/15/11	1,475	(f)	1,357,000
Ampex Corp., Sec’d. Notes, PIK	NR	12.00		8/15/08	143	(e)(k)	35,785
Avago Technologies Finance Pte (Singapore),
Sr. Notes, 144A	B2	10.125		12/1/13	4,500	(i)	4,770,000
Sr. Sub. Notes, 144A	Caa1	11.875		12/1/15	1,550	(f)(i)	1,701,125
Flextronics Int’l, Ltd. (Singapore),
Sr. Sub. Notes	Ba2	6.50		5/15/13	1,370	(i)	1,356,300
Sr. Sub. Notes	Ba2	6.25		11/15/14	1,500	(i)	1,455,000
Freescale Semiconductor, Inc., Sr. Notes	Ba1	7.125		7/15/14	1,160		1,244,100
Iron Mountain, Inc., Sr. Sub. Notes	B3	8.625		4/1/13	6,075		6,211,687
Nortel Networks Corp. (Canada), Notes	B3	4.25		9/1/08	3,070	(f)(i)	2,931,850
Sanmina-SCI Corp.,
Sr. Sub. Notes	Ba3	6.75		3/1/13	1,210	(f)	1,140,425
Sr. Sub. Notes	Ba3	8.125		3/1/16	2,000	(f)	1,960,000
Seagate Technology Int’l., Gtd. Notes	NR	8.00		5/15/09	2,950		3,068,000
Sensata Technologies, Inc., Sr. Notes, 144A	B3	8.00		5/1/14	5,900	(f)	5,737,750
Serena Software	Caa1	10.375		3/15/16	5,390		5,646,025
Spansion, LLC., Sr. Notes, 144A	B2	11.25		1/15/16	2,625		2,749,687
STATS ChipPAC Ltd., Sr. Notes	Ba2	6.75		11/15/11	1,670		1,603,200
Sungard Data Systems, Inc.,
Notes	Caa1	9.973	(j)	8/15/13	1,750		1,815,625
Gtd. Notes	Caa1	10.25		8/15/15	4,170		4,295,100
Unisys Corp., Sr. Notes	B2	8.00		10/15/12	1,290		1,206,150
Xerox Corp.,
Sr. Notes	Ba1	6.875		8/15/11	200	(d)	206,000
Sr. Sub. Notes	Ba1	6.40		3/15/16	1,175	(f)	1,169,125
Sr. Unsec’d Notes	Ba1	6.75		2/1/17	250		253,750

							51,913,684

Telecommunications 5.7%

Centennial Communications Corp.,
Sr. Notes	Caa1	10.00		1/1/13	1,285	(f)	1,301,063
Sr. Notes	B2	8.125		2/1/14	1,775		1,748,375
Cincinnati Bell, Inc.,
Gtd. Notes	Ba3	7.25		7/15/13	1,150		1,175,875
Sr. Sub. Notes	B2	8.375		1/15/14	2,345	(f)	2,368,450

Citizens Communications Co.,
Notes	Ba2	9.25		5/15/11	2,045		2,254,613
Sr. Notes	Ba2	6.25		1/15/13	5,085	(f)	4,945,163
Sr. Notes	Ba2	9.00		8/15/31	1,000		1,072,500
Dobson Cellular Systems, Inc., Sec’d. Notes	Ba3	8.375		11/1/11	1,925		1,999,594
Dobson Communications Corp., Sr. Notes	Caa2	9.757	(j)	10/15/12	945	(f)	963,900
Hawaiian Telcom Communication, Inc.,
Sr. Notes	B3	9.75		5/1/13	1,700	(f)	1,746,750
Sr. Notes	B3	10.789	(j)	5/1/13	1,650	(f)	1,687,125
Sr. Notes	B3	12.50		5/1/15	515	(f)	540,750
Level 3 Financing Inc.,	B2	12.25		3/15/13	10,475	(f)	11,679,624
Nordic Teleco Holding, Inc., Sr. Notes, 144A	B2	8.875		5/1/16	4,720		4,961,900
Qwest Communications Int’l., Inc., Gtd. Notes	B2	7.50		2/15/14	6,700		6,716,749
Qwest Corp.
Deb.	Ba2	7.50		6/15/23	450		445,500
Deb.	Ba2	6.875		9/15/33	1,025		935,313
Notes	Ba2	8.875		3/15/12	1,875		2,046,094
Sr. Notes, 144A	Ba2	7.50		10/1/14	3,550		3,665,375
Sr. Notes	Ba2	7.875		9/1/11	4,450		4,672,500
Sr. Notes	Ba2	7.625		6/15/15	11,875		12,320,312
Rogers Wireless Communications, Inc. (Canada),
Sr. Sec’d. Notes	Ba2	9.625		5/1/11	5,100	(i)	5,763,000
Sr. Sub. Notes	B1	8.00		12/15/12	225	(i)	239,063
Sr. Sec’d. Notes	Ba2	6.375		3/1/14	1,200	(i)	1,195,500
Time Warner Telecom Hldgs.	B3	9.25		2/15/14	1,900		1,999,750
Ubiquitel Operating Co., Sr. Notes	B3	9.875		3/1/11	1,375		1,491,875
Windstream Corp., Sr. Notes, 144A	Ba3	8.625		8/1/16	5,000	(f)	5,350,000

							85,286,713

Tobacco 0.3%

RJ Reynolds Tobacco Holdings, Inc.,
Notes, 144A	Ba3	7.30		7/15/15	2,000		2,044,736
Notes, 144A	Ba3	7.625		6/1/16	2,220		2,302,826

							4,347,562

Total corporate bonds							1,336,734,585

FOREIGN GOVERNMENT BOND 0.2%

Gazprom Oao (Russia), Sr. Notes	Baa1	10.50		10/21/09	2,080	(i)	2,353,104
SOVEREIGN BONDS 1.4%

Republic of Argentina,
Bonds	NR	3.836		1/3/10	177	(i)	111,854
Bonds	B3	3.00		4/30/13	5,963	(i)	4,475,325
Republic of Brazil, Notes	Ba2	8.75		2/4/25	3,650	(i)	4,347,150
Republic of Colombia, Notes	Ba2	10.00		1/23/12	4,531	(f)(i)	5,280,881
Republic of Philippines, Notes	B1	9.375		1/18/17	6,260	(i)	7,386,800

Total sovereign bonds							21,602,010

	Shares		Value
COMMON STOCKS 1.8%

Classic Communications, Inc.	3,000	(c)(k)	30
Color Spot Nurseries, Inc. (cost $5,070,366; purchased 12/30/03)	57,197	(b)(c)(k)	228,788
Embarq Corp.-W/I	2,933	(c)	141,869
Firearms Training Systems, Inc.	122,000	(c)	128,710
IMPSAT Fiber Networks, Inc.	118,952	(c)	927,826
Liberty Global, Inc., Cl. A	70,303	(c)	1,761,793
Liberty Global, Inc., Cl. C	69,322	(c)	1,784,348
Link Energy LLC	20,000	(c)(k)	320
Mirant Corp.	96,954		2,647,814
Peachtree Cable Assoc. Ltd.	31,559	(c)(k)	316
Premium Standard Farms, Inc.	549,593	(c)(k)	10,469,747
Specialty Foods Acquisition Corp., 144A	25	(c)(d)(k)	—	†
Sprint Nextel Corp.	58,675	(c)(f)	1,006,276
Stage Stores, Inc.	218	(c)	6,396
Sterling Chemicals, Inc.	159	(c)(d)	2,027
Telus Corp.	85,785	(c)(f)	4,801,386
TRISM, Inc.	27,543	(c)(d)(k)	28
Xerox Corp.	231,870	(c)	3,607,897
York Research Corp.	15,105	(c)(k)	15

Total common stocks			27,515,586

PREFERRED STOCKS 0.7%

Building Materials & Construction

New Millenium Homes LLC, Ser. A	2,000	(d)(e)(k)	596,000

Cable

Adelphia Communications Corp.	20,000	(e)(k)	5,000
PTV, Inc., Ser. A, 10.00%	9	(e)	27

			5,027

Foods

AmeriKing, Inc., 13.00%	1,619	(e)(k)	2

Media & Entertainment 0.7%

Ion Media Networks, Inc., 14.25%	1,251		10,383,299

Telecommunications

World Access, Inc., 13.25%	4,663	(e)(k)	5

Total preferred stocks			10,984,333

	Expiration Date	Warrants		Value
WARRANTS 0.1%

Cable

TVN Entertainment	1/1/49	46,241	(k)	26,820

Chemicals

Sterling Chemical, Inc.	8/15/08	5,450	(d)(k)	5

Consumer

IHF Holdings, Inc.	9/27/09	4,375	(k)	44

Gaming

Aladdin Gaming	3/1/10	30,000	(k)	30
Media & Entertainment

XM Satellite Radio, Inc., 144A		345	(k)	—	†

				—	†

Technology

Viasystems Group, Inc.	1/10/31	166,335	(k)	17

Telecommunications 0.1%

Allegiance Telecom, Inc.	2/3/08	14,200	(k)	14
GT Group Telecom, Inc. (Canada), 144A (cost $0; purchased 1/27/00)	2/1/10	8,610	(b)(d)(i)(k)	9
Price Communications Corp.	8/1/07	17,200	(k)	921,730
Verado Holdings, Inc.	4/15/08	4,075	(k)	2,800
Versatel Telecom Int’l. NV (Neatherlands) (cost $0; purchased 5/21/98)	5/15/08	10,000	(b)(i)(k)	10

				924,563

Total warrants				951,479

Total long-term investments (cost $1,429,380,742)				1,418,082,284

SHORT-TERM INVESTMENTS 19.9%

	Shares
Affiliated Mutual Funds

Dryden Core Investment Fund - Dryden Short-Term Core Bond Series(h)	2,919,238	29,221,574

Dryden Core Investment Fund - Taxable Money Market Series (includes $251,000,241 of cash collateral received for securities on loan)(g)(h)	266,228,086	266,228,086

Total Mutual Funds (cost $295,446,567)	295,449,660

Total Investments(m) 115.2% (cost $1,724,827,309)(n)	1,713,531,944
Liabilities in excess of other assets (o) (15.2%)	(226,062,758)

Net Assets 100.0%	$1,487,469,186

The following abbreviations are used in portfolio descriptions:

144A – Security was purchased pursuant to, Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC – Limited Liability Company.

LP – Limited Partnership.

PIK – Payment-in-kind.

NR – Not Rated by Moody’s or Standard & Poor’s.

MTN - Medium Term Notes.

†	Less than $0.50.
(a)	Standard & Poor’s rating.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

(b)	Indicates a restricted security; the aggregate cost of such securities is $25,871,004. The aggregate value of $20,541,465 is approximately 1.38% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	All or portion of security is on loan. The aggregate market value of such securities is $244,120,460; cash collateral of $251,000,241 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(g)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Dryden Short Term Bond Series and the Dryden Core Investment Fund—Taxable Money Market Series.
(i)	US$ denominated foreign securities.
(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at September 30, 2006.
(k)	Indicates a security that has been deemed illiquid.
(l)	The rate shown reflects the coupon rate after the step date.
(m)	As of September 30, 2006, 11 securities representing $1,109,270 and 0.06% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(n)	The United States Federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$1,726,754,399	$61,094,686	$(74,317,141)	$(13,222,455)

(o)	Liabilities in excess of other assets include net unrealized depreciation on credit default swaps.

Credit default swap agreements outstanding at September 30, 2006

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Depreciation/ Appreciation
Morgan Stanley Capital Services, Inc. (1)	9/20/2010	$2,500	4.20%	Lear Corporation 8.11%, 5/15/09	(42,829)
Merrill Lynch Capital Services, Inc. (1)	9/20/2009	2,000	4.65%	General Motors Corp. 7.125%, 7/15/19	5,743

					(37,086)

(1)	The Fund receives the fixed rate and pays the counter party par in the event the underlying bond defaults.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series the Short-Term Bond Series (the “Series”), portfolios of Dryden Core Investment Fund pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and a short-term bond fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.